Retirement benefits - Summary of Assumptions for Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.00%	3.40%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensionable remuneration | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.30%	2.80%
Rate of increase in pensionable remuneration | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.10%	3.60%
Rate of increase in pensionable remuneration | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.60%	4.10%
Rate of increase in pensionable remuneration | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 833	$ 1,519
Rate of increase in pensionable remuneration | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (921)	$ (1,672)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.10%	2.00%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensions in payment | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.60%	2.20%
Rate of increase in pensions in payment | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.00%	3.00%
Rate of increase in pensions in payment | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	0.00%	0.00%
Rate of increase in pensions in payment | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 5,542	$ 9,908
Rate of increase in pensions in payment | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (6,657)	$ (12,171)
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.50%	2.00%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for pension plans | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.70%	1.20%
Discount rate for pension plans | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.80%	1.90%
Discount rate for pension plans | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.00%	2.90%
Discount rate for pension plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (10,522)	$ (18,954)
Discount rate for pension plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 8,328	$ 14,599
Inflation rate for defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.20%	2.10%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Inflation rate for defined benefit obligation | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.60%	2.20%
Inflation rate for defined benefit obligation | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	3.10%	3.20%
Inflation rate for defined benefit obligation | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 6,002	$ 10,691
Inflation rate for defined benefit obligation | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (7,271)	$ (13,325)
Rate of increase in health-care costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	6.40%	6.20%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in health-care costs | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 298	$ 513
Rate of increase in health-care costs | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (372)	$ (630)
Discount rate for health-care plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.70%	2.90%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for health-care plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (401)	$ (678)
Discount rate for health-care plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 309	$ 539
Men
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	87 years	87 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Men | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	88 years	88 years
Men | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	87 years	88 years
Men | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	85 years	85 years
Men | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,130	$ 1,946
Men | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,103)	$ (1,937)
Women
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	89 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Women | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	89 years
Women | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	90 years	90 years
Women | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	86 years	86 years
Women | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 993	$ 1,863
Women | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,077)	$ (1,972)